RULE 24f-2 NOTICE

SCOTTISH WIDOWS INTERNATIONAL FUND


Securities Act of 1993
File No. 33-35081

Investment Company Act of 1940
File No. 811-6019


 1) Fiscal year for which notice is filed:  1996

 2) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Section 24(f) of the Investment Company Act
     of 1940 but which remained unsold at the beginning of 1996:   N/A

 3) The number of amount of securities sold during 1996 other than pursuant to Section 24(f): NONE

 4) The net number and dollar amount of securities sold during 1996:
    Class A (318,641) and ($4,263,861); Class C 15,965 and $209,601

 5) The net number and dollar amount of securities sold during 1996 in reliance upon registration pursuant to Section 24(f):
    Class A (318,641) and ($4,263,861); Class C 15,965 and $209,601

 6) The minimum registration fee for such securities sold during 1996: $100.00

 7) The wiring date of the above filing fee to the Commission's lockbox depository: February 25, 1997


SCOTTISH WIDOWS INTERNATIONAL FUND

/s/ Dennis J. Westley
Vice President and Treasurer